RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13:-    RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital and representatives of FIMI serve on C. Mer's board of directors.

b.	In December 2015, the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company (TASE), for development and manufacture of antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital and representatives of FIMI serve on Orbit's board of directors.

c.	Transactions with the related parties:

	Six months ended June 30,
	2019	2018

Cost of revenues of products	$1,276	$348

Research and development	$-	$101

d.	Balances with the related parties:

	June 30,
	2019	2018

Advance payments	$-	$528

Other receivables	$17	$-

Trade payables	$-	$475

Accrued expenses	$2,022	$1,578